Dividend Payable	12 Months Ended
Dec. 31, 2017
Dividend Payable [Abstract]
DIVIDEND PAYABLE

NOTE 6 – DIVIDEND PAYABLE

	December 31, 2017	December 31, 2016

Dividend Payable	$1,638,463	$1,403,988

The dividends for preferred shares are cumulative. Dividend payable was based on 5% annual rate of issued preferred shares.